Hedging derivatives - Schedule of details of hedged exposure/hedged items (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	€ 186,573	€ 162,465	€ 152,801
Carrying amount of hedged items - Liabilities	107,124	32,642	26,946
Accumulated amount of fair value adjustments on the hedged item - Assets	(191)	(1,412)	(1,798)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	490	(1,200)	(1,652)
Change in fair value of hedged item for ineffectiveness assessment	(738)	(1,445)	1,992
Cash flow hedge/currency translation reserve - Continuing hedges	(7,466)	(8,480)	(9,497)
Cash flow hedge/currency translation reserve- Discontinued hedges	237	50	(173)
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	166,907	138,906	134,095
Carrying amount of hedged items - Liabilities	107,124	32,642	26,946
Accumulated amount of fair value adjustments on the hedged item - Assets	(191)	(1,412)	(1,798)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	490	(1,200)	(1,652)
Change in fair value of hedged item for ineffectiveness assessment	461	(461)	1,928
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	152,380	133,149	130,672
Carrying amount of hedged items - Liabilities	93,395	23,780	19,176
Accumulated amount of fair value adjustments on the hedged item - Assets	(201)	(1,345)	(1,682)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	364	(1,176)	(1,546)
Change in fair value of hedged item for ineffectiveness assessment	400	(343)	1,757
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,154	2,017	637
Carrying amount of hedged items - Liabilities	242	1,562	1,365
Accumulated amount of fair value adjustments on the hedged item - Assets	(6)	1	(1)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	3	(3)
Change in fair value of hedged item for ineffectiveness assessment	(43)	(118)	60
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	9,619	3,238	2,786
Carrying amount of hedged items - Liabilities	13,487	7,205	6,405
Accumulated amount of fair value adjustments on the hedged item - Assets	3	(68)	(115)
Accumulated amount of fair value adjustments on the hedged item - Liabilities	126	(27)	(103)
Change in fair value of hedged item for ineffectiveness assessment	66	1	111
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	2,253	0	0
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	13	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	38	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0	0
Carrying amount of hedged items - Liabilities	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Fair value hedges | Base risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	501	502
Carrying amount of hedged items - Liabilities	0	0
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	0
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Fair value hedges | Equities
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	0	0
Carrying amount of hedged items - Liabilities	0	95
Accumulated amount of fair value adjustments on the hedged item - Assets	0	0
Accumulated amount of fair value adjustments on the hedged item - Liabilities	0	0
Change in fair value of hedged item for ineffectiveness assessment	0	(1)
Cash flow hedge/currency translation reserve - Continuing hedges	0	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,063)	(564)	(1,824)
Cash flow hedge/currency translation reserve - Continuing hedges	401	(478)	(813)
Cash flow hedge/currency translation reserve- Discontinued hedges	235	50	(173)
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(1,174)	(156)	(2,182)
Cash flow hedge/currency translation reserve - Continuing hedges	381	(794)	(797)
Cash flow hedge/currency translation reserve- Discontinued hedges	86	83	(77)
Cash flow hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	240	(439)	500
Cash flow hedge/currency translation reserve - Continuing hedges	(8)	213	(80)
Cash flow hedge/currency translation reserve- Discontinued hedges	0	19	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(8)	(40)	100
Cash flow hedge/currency translation reserve - Continuing hedges	28	11	(144)
Cash flow hedge/currency translation reserve- Discontinued hedges	(13)	0	0
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	(131)	69	(233)
Cash flow hedge/currency translation reserve - Continuing hedges	0	82	196
Cash flow hedge/currency translation reserve- Discontinued hedges	162	(52)	(96)
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	10	2	(9)
Cash flow hedge/currency translation reserve - Continuing hedges		10	12
Cash flow hedge/currency translation reserve- Discontinued hedges	0	0	0
Cash flow hedges | Other risks
Disclosure of detailed information about hedged items [line items]
Change in fair value of hedged item for ineffectiveness assessment	0
Cash flow hedge/currency translation reserve - Continuing hedges	0
Cash flow hedge/currency translation reserve- Discontinued hedges	0
Net foreign investments hedges
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	19,666	23,559	18,706
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(136)	(420)	1,888
Cash flow hedge/currency translation reserve - Continuing hedges	(7,867)	(8,002)	(8,684)
Cash flow hedge/currency translation reserve- Discontinued hedges	2	0	0
Net foreign investments hedges | Currency risk
Disclosure of detailed information about hedged items [line items]
Carrying amount of hedged items - Assets	19,666	23,559	18,706
Carrying amount of hedged items - Liabilities	0	0	0
Change in fair value of hedged item for ineffectiveness assessment	(136)	(420)	1,888
Cash flow hedge/currency translation reserve - Continuing hedges	(7,867)	(8,002)	(8,684)
Cash flow hedge/currency translation reserve- Discontinued hedges	€ 2	€ 0	€ 0